FINANCIAL DATA HIGHLIGHTS (USD $)	12 Months Ended						10 Months Ended		8 Months Ended		7 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2012		Dec. 31, 2013		Dec. 31, 2013
Class A
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year or at the time of offer	$ 1.7385		$ 1.6478		$ 1.7496
Net realized and net change in unrealized trading profit (loss)	$ 0.3274		$ 0.1667		$ (0.0366)
Brokerage commissions	$ (0.0022)		$ (0.0021)		$ (0.0024)
Interest income, net	$ (0.0009)		$ (0.0006)		$ (0.0004)
Expenses	$ (0.1236)		$ (0.0733)		$ (0.0624)
Net asset value, end of period	$ 1.9392		$ 1.7385		$ 1.6478		$ 1.6478		$ 1.7385		$ 1.7385
Total Return:
Total return before Performance fees	14.84%	[1]	6.13%	[1]	(5.82%)	[1]
Performance fees	(3.30%)	[1]	(0.66%)	[1],[2]	0.00%	[1]
Total return after Performance fees	11.54%	[1]	5.47%	[1]	(5.82%)	[1]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (b)	3.78%	[3]	3.75%	[3]	3.71%	[3]
Performance fees	3.13%		0.62%	[2]	0.00%
Expenses (including Performance fees)	6.91%		4.37%		3.71%
Net investment income (loss) (excluding Performance fees)	(3.78%)		(3.75%)		(3.71%)
Performance fees	(3.13%)		(0.62%)	[2]	0.00%
Net investment income (loss) (including Performance fees)	(6.91%)		(4.37%)		(3.71%)
Class C
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year or at the time of offer	$ 1.5919		$ 1.5240		$ 1.6344
Net realized and net change in unrealized trading profit (loss)	$ 0.2976		$ 0.1534		$ (0.0341)
Brokerage commissions	$ (0.0020)		$ (0.0019)		$ (0.0023)
Interest income, net	$ (0.0008)		$ (0.0005)		$ (0.0004)
Expenses	$ (0.1287)		$ (0.0831)		$ (0.0736)
Net asset value, end of period	$ 1.7580		$ 1.5919		$ 1.5240		$ 1.5240		$ 1.5919		$ 1.5919
Total Return:
Total return before Performance fees	13.70%	[1]	5.07%	[1]	(6.76%)	[1]
Performance fees	(3.27%)	[1]	(0.66%)	[1],[2]	0.00%	[1]
Total return after Performance fees	10.43%	[1]	4.41%	[1]	(6.76%)	[1]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (b)	4.79%	[3]	4.76%	[3]	4.71%	[3]
Performance fees	3.13%		0.62%	[2]	0.00%
Expenses (including Performance fees)	7.92%		5.38%		4.71%
Net investment income (loss) (excluding Performance fees)	(4.78%)		(4.75%)		(4.71%)
Performance fees	(3.13%)		(0.62%)	[2]	0.00%
Net investment income (loss) (including Performance fees)	(7.91%)		(5.37%)		(4.71%)
Class D
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year or at the time of offer	$ 1.8309		$ 1.7095		$ 1.7881
Net realized and net change in unrealized trading profit (loss)	$ 0.3484		$ 0.1743		$ (0.0376)
Brokerage commissions	$ (0.0024)		$ (0.0021)		$ (0.0025)
Interest income, net	$ (0.0010)		$ (0.0006)		$ (0.0004)
Expenses	$ (0.1027)		$ (0.0502)		$ (0.0381)
Net asset value, end of period	$ 2.0732		$ 1.8309		$ 1.7095		$ 1.7095		$ 1.8309		$ 1.8309
Total Return:
Total return before Performance fees	16.57%	[1]	7.73%	[1]	(4.40%)	[1]
Performance fees	(3.33%)	[1]	(0.66%)	[1],[2]	0.00%	[1]
Total return after Performance fees	13.24%	[1]	7.07%	[1]	(4.40%)	[1]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (b)	2.28%	[3]	2.25%	[3]	2.21%	[3]
Performance fees	3.13%		0.62%	[2]	0.00%
Expenses (including Performance fees)	5.41%		2.87%		2.21%
Net investment income (loss) (excluding Performance fees)	(2.27%)		(2.25%)		(2.21%)
Performance fees	(3.13%)		(0.62%)	[2]	0.00%
Net investment income (loss) (including Performance fees)	(5.40%)		(2.87%)		(2.21%)
Class I
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year or at the time of offer	$ 1.7875		$ 1.6874		$ 1.7846
Net realized and net change in unrealized trading profit (loss)	$ 0.3375		$ 0.1711		$ (0.0374)
Brokerage commissions	$ (0.0023)		$ (0.0021)		$ (0.0025)
Interest income, net	$ (0.0009)		$ (0.0006)		$ (0.0004)
Expenses	$ (0.1200)		$ (0.0683)		$ (0.0569)
Net asset value, end of period	$ 2.0018		$ 1.7875		$ 1.6874		$ 1.6874		$ 1.7875		$ 1.7875
Total Return:
Total return before Performance fees	15.29%	[1]	6.56%	[1]	(5.44%)	[1]
Performance fees	(3.30%)	[1]	(0.66%)	[1],[2]	0.00%	[1]
Total return after Performance fees	11.99%	[1]	5.90%	[1]	(5.44%)	[1]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (b)	3.38%	[3]	3.35%	[3]	3.31%	[3]
Performance fees	3.13%		0.62%	[2]	0.00%
Expenses (including Performance fees)	6.51%		3.97%		3.31%
Net investment income (loss) (excluding Performance fees)	(3.38%)		(3.35%)		(3.31%)
Performance fees	(3.13%)		(0.62%)	[2]	0.00%
Net investment income (loss) (including Performance fees)	(6.51%)		(3.97%)		(3.31%)
Class DS
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year or at the time of offer	$ 1.8286		$ 1.7074		$ 1.7859
Net realized and net change in unrealized trading profit (loss)	$ 0.3480		$ 0.1741		$ (0.0375)
Brokerage commissions	$ (0.0023)		$ (0.0021)		$ (0.0025)
Interest income, net	$ (0.0010)		$ (0.0006)		$ (0.0004)
Expenses	$ (0.1027)		$ (0.0502)		$ (0.0381)
Net asset value, end of period	$ 2.0706		$ 1.8286		$ 1.7074		$ 1.7074		$ 1.8286		$ 1.8286
Total Return:
Total return before Performance fees	16.56%	[1]	7.73%	[1]	(4.40%)	[1]
Performance fees	(3.33%)	[1]	(0.66%)	[1],[2]	0.00%	[1]
Total return after Performance fees	13.23%	[1]	7.07%	[1]	(4.40%)	[1]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (b)	2.28%	[3]	2.25%	[3]	2.21%	[3]
Performance fees	3.13%		0.62%	[2]	0.00%
Expenses (including Performance fees)	5.41%		2.87%		2.21%
Net investment income (loss) (excluding Performance fees)	(2.27%)		(2.25%)		(2.21%)
Performance fees	(3.13%)		(0.62%)	[2]	0.00%
Net investment income (loss) (including Performance fees)	(5.40%)		(2.87%)		(2.21%)
Class DT
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year or at the time of offer	$ 1.9307		$ 1.7935		$ 1.8666
Net realized and net change in unrealized trading profit (loss)	$ 0.3697		$ 0.1833		$ (0.0393)
Brokerage commissions	$ (0.0025)		$ (0.0023)		$ (0.0026)
Interest income, net	$ (0.0010)		$ (0.0006)		$ (0.0004)
Expenses	$ (0.0842)		$ (0.0432)		$ (0.0308)
Net asset value, end of period	$ 2.2127		$ 1.9307		$ 1.7935		$ 1.7935		$ 1.9307		$ 1.9307
Total Return:
Total return before Performance fees	17.19%	[1]	8.27%	[1]	(3.92%)	[1]
Performance fees	(2.59%)	[1]	(0.63%)	[1],[2]	0.00%	[1]
Total return after Performance fees	14.60%	[1]	7.64%	[1]	(3.92%)	[1]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (b)	1.77%	[3]	1.75%	[3]	1.71%	[3]
Performance fees	2.41%		0.61%	[2]	0.00%
Expenses (including Performance fees)	4.18%		2.36%		1.71%
Net investment income (loss) (excluding Performance fees)	(1.77%)		(1.74%)		(1.71%)
Performance fees	(2.41%)		(0.61%)	[2]	0.00%
Net investment income (loss) (including Performance fees)	(4.18%)		(2.35%)		(1.71%)
Class M
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year or at the time of offer	$ 1.0288		$ 0.9606	[4]			$ 1.0000	[4]
Net realized and net change in unrealized trading profit (loss)	$ 0.1958		$ 0.0980				$ (0.0202)	[4]
Brokerage commissions	$ (0.0013)		$ (0.0012)				$ (0.0012)	[4]
Interest income, net	$ (0.0005)		$ (0.0003)				$ (0.0002)	[4]
Expenses	$ (0.0579)		$ (0.0283)				$ (0.0178)	[4]
Net asset value, end of period	$ 1.1649		$ 1.0288		$ 0.9606	[4]	$ 0.9606	[4]	$ 1.0288		$ 1.0288
Total Return:
Total return before Performance fees	16.56%	[1]	7.73%	[1]			(3.95%)	[1],[4]
Performance fees	(3.33%)	[1]	(0.66%)	[1],[2]			0.00%	[1],[4]
Total return after Performance fees	13.23%	[1]	7.07%	[1]			(3.95%)	[1],[4]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (b)	2.28%	[3]	2.25%	[3]			2.22%	[3],[4]
Performance fees	3.13%		0.62%	[2]			0.00%	[4]
Expenses (including Performance fees)	5.41%		2.87%				2.22%	[4]
Net investment income (loss) (excluding Performance fees)	(2.27%)		(2.25%)				(2.22%)	[4]
Performance fees	(3.13%)		(0.62%)	[2]			0.00%	[4]
Net investment income (loss) (including Performance fees)	(5.40%)		(2.87%)				(2.22%)	[4]
Class F
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year or at the time of offer	$ 1.0007	[5]							$ 1.0000	[5]
Net realized and net change in unrealized trading profit (loss)	$ 0.1917								$ 0.0082	[5]
Brokerage commissions	$ (0.0013)								$ (0.0007)	[5]
Interest income, net	$ (0.0005)								$ (0.0001)	[5]
Expenses	$ (0.0473)								$ (0.0067)	[5]
Net asset value, end of period	$ 1.1433		$ 1.0007	[5]					$ 1.0007	[5]	$ 1.0007	[5]
Total Return:
Total return before Performance fees	17.72%	[1]							(0.03%)	[1],[5]
Performance fees	(3.47%)	[1]							0.04%	[1],[2],[5]
Total return after Performance fees	14.25%	[1]							0.01%	[1],[5]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (b)	1.27%	[3]							1.25%	[3],[5]
Performance fees	3.24%								(0.07%)	[2],[5]
Expenses (including Performance fees)	4.51%								1.18%	[5]
Net investment income (loss) (excluding Performance fees)	(1.26%)								(1.24%)	[5]
Performance fees	(3.24%)								0.07%	[2],[5]
Net investment income (loss) (including Performance fees)	(4.50%)								(1.17%)	[5]
Class F1
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year or at the time of offer	$ 1.0254	[6]									$ 1.0000	[6]
Net realized and net change in unrealized trading profit (loss)	$ 0.1964										$ 0.0386	[6]
Brokerage commissions	$ (0.0013)										$ (0.0007)	[6]
Interest income, net	$ (0.0005)										$ (0.0003)	[6]
Expenses	$ (0.0485)										$ (0.0122)	[6]
Net asset value, end of period	$ 1.1715		$ 1.0254	[6]					$ 1.0254	[6]	$ 1.0254	[6]
Total Return:
Total return before Performance fees	17.72%	[1]									3.07%	[1],[6]
Performance fees	(3.47%)	[1]									(0.55%)	[1],[2],[6]
Total return after Performance fees	14.25%	[1]									2.52%	[1],[6]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (b)	1.27%	[3]									1.26%	[3],[6]
Performance fees	3.24%										0.54%	[2],[6]
Expenses (including Performance fees)	4.51%										1.80%	[6]
Net investment income (loss) (excluding Performance fees)	(1.26%)										(1.24%)	[6]
Performance fees	(3.24%)										(0.54%)	[2],[6]
Net investment income (loss) (including Performance fees)	(4.50%)										(1.78%)	[6]

[1]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[2]	Performance fees include reimbursement of performance fees allocated to the share classes in accordance with offering documents.
[3]	The expense ratios do not include brokerage commissions.
[4]	Units issued on March 1, 2012. The ratios to average members’ capital have been annualized. The performance fee ratios and total return have not been annualized.
[5]	Units issued on May 16, 2013. The ratios to average members’ capital have been annualized. The performance fee ratios and total return have not been annualized.
[6]	Units issued on June 1, 2013. The ratios to average members’ capital have been annualized. The performance fee ratios and total return have not been annualized.